Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Buildings	$27,802,475	$25,532,908
Machinery and equipment	7,423,963	6,698,443
Office equipment and furniture	1,345,745	765,597
Automobiles	870,806	810,156
Leasehold improvements	5,377,917	5,028,382
Construction-in-progress (“CIP”) (1)	18,391,993	10,647,107
Total	61,212,899	49,482,593
Less: Accumulated depreciation	(7,413,701)	(5,668,986)
Impairment of fixed assets	(303,272)	(280,095)
Property, plant and equipment, net	$53,495,926	$43,533,512

Schedule of Future Minimum Capital Expenditures

As of December 31, 2020, future minimum capital expenditures on the Company’s construction-in-progress projects are estimated as follows:

Twelve months ending December 31,	Capital expenditure commitment on Meijia	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2021	$12,248	$5,615,852	$154,887	$5,782,987
2022	-	4,008,850	-	4,008,850
2023	-	3,476,038	-	3,476,038
2024	-	3,002,384	-	3,002,384
2025	-	1,573,101	-	1,573,101
Total	$12,248	$17,676,225	$154,887	$17,843,360

Twelve months ending December 31,	Capital expenditure commitment on Meijia	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2021	$-	$3,159,927	$154,887	$3,314,814
2022	-	4,008,850	-	4,008,850
2023	-	3,476,038	-	3,476,038
2024	-	3,002,384	-	3,002,384
2025	-	1,573,101	-	1,573,101
Total	$-	$15,220,300	$154,887	$15,375,187